Capital management (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Group Monitors Capital using Liabilities to Assets Ratio
The liabilities to assets ratio at December 31, 2019 and 2020 were as follows:

	December 31, 2019	December 31, 2020
	NT$000	NT$000
Total liabilities	14,775,302	14,364,975
Total assets	34,305,887	35,080,814

Liabilities to assets ratio	43.07%	40.95%